BUSINESS COMBINATIONS - Delivery Circle (Details)		9 Months Ended
	Aug. 05, 2024 USD ($) Vote Right shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
BUSINESS COMBINATIONS
Contingent Consideration		$ 377,000
Cash acquired in Delivery Circle Acquisition		699,000
Goodwill		$ 3,037,000	$ 2,247,000
DeliveryCircle LLC
BUSINESS COMBINATIONS
Percentage of equity interests acquired	46.00%
Percentage of voting equity interests acquired	57.00%
Number of voting members | Right	4
Total number of voting members | Vote	7
Number of days from the date of agreement for the payment of base price	576,000
Purchase price	$ 520,000
Contingent Consideration	576,000
Total	$ 1,096,000
Divided by Acquired Ownership	46.00%
Implied Consideration	100.00%
Ownership	$ 2,382,000
Revenue growth percentage	20.00%
DeliveryCircle LLC | Minimum
BUSINESS COMBINATIONS
Maximum amount of consideration to be transferred	$ 520,000
DeliveryCircle LLC | Class A Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares	842,157
DeliveryCircle LLC | Class P Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares	207,843
DeliveryCircle LLC | Series A Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares	3,063